                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York February 13, 2002
    __________________       _______________    _________________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $154,720,628



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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

                                                            FORM 13F
                                                        December 31, 2001
  COLUMN 1           COLUMN 2  COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                                          SHRS
                     TITLE                  MARKET        OR      SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS  CUSIP        VALUE         PRN AMT PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------  -----        -------       ------  --------   ----------     ----    ----------------------
America On Line    common    02364J104      13,963,500    435,000  SH         Sole          none    435,000
BEA Systems        common    073325102       7,854,000    510,000  SH         Sole          none    510,000
Brocade            common    111621108       9,008,640    272,000  SH         Sole          none    272,000
Ciena Corp.        common    171779101       6,196,230    433,000  SH         Sole          none    433,000
Cisco              common    17275R102       6,157,400    340,000  SH         Sole          none    340,000
Doubleclick        common    258609304       3,798,900    335,000  SH         Sole          none    335,000
eBay               common    278642103      26,091,000    390,000  SH         Sole          none    390,000
EMC Corp           common    268648102       2,956,800    220,000  SH         Sole          none    220,000
Extreme Networks   common    30226D106       1,032,000     80,000  SH         Sole          none     80,000
Globespan          common    379571102      10,463,600    808,000  SH         Sole          none    808,000
Juniper Networks   common    48203R104       1,421,250     75,000  SH         Sole          none     75,000
Kana Inc.          common    483600300       4,501,098    231,300  SH         Sole          none    231,300
Micromuse          common    595094103       9,000,000    600,000  SH         Sole          none    600,000
Niku Corp.         common    654113109       6,195,630  3,801,000  SH         Sole          none  3,801,000
Openwave           common    683718100       3,034,900    310,000  SH         Sole          none    310,000
Retek Corp.        common    76128Q109       8,005,160    268,000  SH         Sole          none    268,000
Sycamore           common    871206108       3,216,000    600,000  SH         Sole          none    600,000
Sun Microsystems   common    866810104       5,289,000    430,000  SH         Sole          none    430,000
Vignette           common    926734104       5,214,270    971,000  SH         Sole          none    971,000
Verisign           common    92343E 102      9,053,520    238,000  SH         Sole          none    238,000
Veritas            common    923436109      12,267,730    273,650  SH         Sole          none    273,650
                                           154,720,628



















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02075001.AC3